Submission	Nov. 15, 2024
Submission [Line Items]
Central Index Key	0000007789
Registrant Name	ASSOCIATED BANC-CORP
Registration File Number	333-280004
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES